TAXES ON INCOME (Schedule Of Valuation Allowance For Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Valuation allowance at beginning of year	$ 10,246	$ 6,925	$ 5,376
Change in the valuation allowance resulting from the acquisition of LayerBio Inc.	95	0	0
Change in valuation allowance	2,883	3,321	1,549
Valuation allowance at end of year	$ 13,224	$ 10,246	$ 6,925